UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of the issuing entity: 333-283864-04

Central Index Key Number of the issuing entity: 0002110410

Benchmark 2026-B42 Mortgage Trust

(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor: 333-283864

Central Index Key Number of the depositor: 0001013454

Deutsche Mortgage & Asset Receiving Corporation

(Exact name of depositor as specified in its charter)

German American Capital Corporation
(Central Index Key Number 0001541294)

Citi Real Estate Funding Inc.
(Central Index Key Number 0001701238)

Goldman Sachs Mortgage Company
(Central Index Key Number 0001541502)

National Cooperative Bank, N.A.

(Central Index Key Number 0001577313)

Barclays Capital Real Estate Inc.

(Central Index Key Number 0001549574)

UBS AG New York Branch

(Central Index Key Number 0001685185)

Bank of Montreal

(Central Index Key Number 0000927971)

(Exact name of sponsor as specified in its charter)

Helaine M. Kaplan, (212) 250-5270

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Deutsche Mortgage & Asset Receiving Corporation (Depositor)

Date: February 18, 2026	/s/ Helaine M. Kaplan
By: Helaine M. Kaplan, Managing Director

/s/ Matt Smith
By: Matt Smith, Director

Benchmark 2026-B42 – Form ABS-EE

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 102	Asset Data File
Exhibit 103	Asset Related Document